Revenue (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Kelltech Limited [Member]
Revenue [Line Items]
Interest rate	50.00%
KTSA [Member]
Revenue [Line Items]
Interest rate	33.33%
Non-Affiliated Company [Member]
Revenue [Line Items]
Revenue (in Dollars)	$ 663